INCOME TAX (Schedule of Current and Deferred Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAX
Current taxes on profit for the year	$ 128,135	$ 71,427
Changes in estimates related to prior years	(3,040)	5,530
Total current tax expense (income) and adjustments for current tax of prior periods	125,095	76,957
Origination and reversal of temporary differences and foreign exchange rate	(16,862)	(29,200)
Changes in estimates related to prior years	3,165	3,659
Deferred tax expense (income)	(13,697)	(25,541)
Total tax expense	$ 111,398	$ 51,416